Retirement benefits obligations - Estimated benefit payments (Details)	Dec. 31, 2019 CHF (SFr)
Not later than one year
Defined benefit plans
Estimated defined benefit payments	SFr 318,000
Later than one year and not later than two years
Defined benefit plans
Estimated defined benefit payments	308,000
Later than two years and not later than three years
Defined benefit plans
Estimated defined benefit payments	301,000
Later than three years and not later than four years
Defined benefit plans
Estimated defined benefit payments	298,000
Later than four years and not later than five years
Defined benefit plans
Estimated defined benefit payments	655,000
Later than five years and not later than ten years
Defined benefit plans
Estimated defined benefit payments	SFr 1,456,000